State Street Bank and Trust Company
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116
December 17, 2009
VIA ELECTRONIC TRANSMISSION
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”) Registration Nos. 33-22884 and 811-05577
Ladies and Gentlemen:
On behalf of the Registrant, please find attached for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to comply with the new requirements of Form N-1A. The Registrant will be filing a post-effective amendment pursuant to Rule 485(b) on or about February 26, 2010 to update the financial information, finalize all disclosure, and file certain exhibits to the Registration Statement.
Please do not hesitate to contact the undersigned at (617) 662-3967 if you have any questions regarding this filing.
Very truly yours,

/s/ Mark E. Tuttle
Mark E. Tuttle
Enclosures